Schedule of Minimum Loan Payments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (excluding the six months ended June 30, 2022)	$ 1,008,120
2022		$ 874,728
2023
2025
Thereafter
Total minimum loan payments	$ 1,008,120	874,728
2024